Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Variable Insurance Trust
CIK	dei_EntityCentralIndexKey	0001046292
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2023
Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2023
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A